                               [NATIONWIDE LOGO]



                                 NATIONWIDE(R)
                                    VARIABLE
                                    ACCOUNT-4



                                  ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                DECEMBER 31, 2001




                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO


APO-1882-12/01

                               [NATIONWIDE LOGO]


                       NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220



                                   [PICTURE]

                              PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 2001 annual report of the Nationwide Variable Account-4.

During 2001 we continued to upgrade and enhance our technology capabilities for service excellence. We made significant investments to expand our Internet and telephone voice response systems to improve the ease with which our customers and business partners do business with Nationwide. We continued our strategic investment in new product design, and we reaffirm our commitment to develop competitive and innovative life and retirement saving products to meet the ever-changing needs of our customers. Nationwide is an acknowledged trailblazer in the financial services business and we have the greatest resolve to continue to earn this leadership position. As always, we welcome your candid and informed feedback on your service experience with Nationwide.

It has been a tough couple of years for equity investors. The equity markets had a long run in the `90s and it has taken longer than many expected to wring-out those excesses. Economic statistics appear to be pointing to an improved business and economic climate. And, we are hopeful this is the precursor for improved equity performance in the near future.

We sincerely appreciate your patronage and we look forward to helping you meet your future financial planning and retirement savings goals.



                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                February 20, 2002

                                        3
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                                       4
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HOW TO READ THE ANNUAL REPORT

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-4. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2001. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by fund series may be found on page 26. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 8 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from INVESTMENT ACTIVITY for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes INVESTMENT ACTIVITY for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 21, provide further disclosures about the variable account and its underlying contract provisions.

--------------------------------------------------------------------------------

                          NATIONWIDE VARIABLE ACCOUNT-4
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                DECEMBER 31, 2001


ASSETS:

  Investments at fair value:
     Nationwide(R) SAT - Money Market Fund II (NSATMyMkt2)
       13,783,610 shares (cost $13,783,610)  . . . . . . . . . . . . . . . . . . . . . . .       $13,783,610

     Rydex Variable Trust - Arktos Fund (RyArktos)
       839 shares (cost $25,070) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            24,730

     Rydex Variable Trust - Banking Fund (RyBank)
       3,714 shares (cost $94,234) . . . . . . . . . . . . . . . . . . . . . . . . . . . .            93,631

     Rydex Variable Trust - Basic Materials Fund (RyBM)
       88 shares (cost $2,136) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             2,133

     Rydex Variable Trust - Biotechnology Fund (RyBioTech)
       1,557 shares (cost $39,786) . . . . . . . . . . . . . . . . . . . . . . . . . . . .            38,401

     Rydex Variable Trust - Consumer Products Fund (RyConsProd)
       45 shares (cost $1,114) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             1,131

     Rydex Variable Trust - Electronics Fund (RyElec)
       2,865 shares (cost $61,871) . . . . . . . . . . . . . . . . . . . . . . . . . . . .            59,134

     Rydex Variable Trust - Energy Fund (RyEn)
       217 shares (cost $4,364) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              4,570

     Rydex Variable Trust - Energy Services Fund (RyEnSvc)
       23,918 shares (cost $425,838) . . . . . . . . . . . . . . . . . . . . . . . . . . .           424,307

     Rydex Variable Trust - Financial Services Fund (RyFinSvc)
       1,479 shares (cost $34,911) . . . . . . . . . . . . . . . . . . . . . . . . . . . .            35,359

     Rydex Variable Trust - Health Care Fund (RyHC)
       10 shares (cost $228) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               230

     Rydex Variable Trust - Internet Fund (RyNet)
       43 shares (cost $697) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               672

     Rydex Variable Trust - Large-Cap Europe Fund (RyLgCapEuro)
       13,920 shares (cost $386,706) . . . . . . . . . . . . . . . . . . . . . . . . . . .           389,889

     Rydex Variable Trust - Leisure Fund (RyLeisure)
       2,084 shares (cost $37,076) . . . . . . . . . . . . . . . . . . . . . . . . . . . .            37,701

     Rydex Variable Trust - Medius Fund (RyMedius)
       14,014 shares (cost $438,577) . . . . . . . . . . . . . . . . . . . . . . . . . . .           437,380

     Rydex Variable Trust - Mekros Fund (RyMekros)
       257,025 shares (cost $8,208,807)  . . . . . . . . . . . . . . . . . . . . . . . . .         8,201,672

     Rydex Variable Trust - Nova Fund (RyNova)
       105,422 shares (cost $907,400)  . . . . . . . . . . . . . . . . . . . . . . . . . .           914,010


     Rydex Variable Trust - OTC Fund (RyOTC)
       29,132 shares (cost $446,917) . . . . . . . . . . . . . . . . . . . . . . . . . .            431,158

     Rydex Variable Trust - Precious Metals Fund (RyPrecMet)
       11,507 shares (cost $57,118). . . . . . . . . . . . . . . . . . . . . . . . . . .             56,041

     Rydex Variable Trust - Real Estate Fund (RyRE)
       2,262 shares (cost $58,608) . . . . . . . . . . . . . . . . . . . . . . . . . . .             58,303

     Rydex Variable Trust - Retailing Fund (RyRet)
       27,105 shares (cost $695,281) . . . . . . . . . . . . . . . . . . . . . . . . . .            695,235

     Rydex Variable Trust - Technology Fund (RyTech)
       3,115 shares (cost $60,248) . . . . . . . . . . . . . . . . . . . . . . . . . . .             57,964

     Rydex Variable Trust - Telecommunications Fund (RyTele)
       63 shares (cost $1,450) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,428

     Rydex Variable Trust - Titan 500 Fund (RyTitan500)
       412 shares (cost $12,284) . . . . . . . . . . . . . . . . . . . . . . . . . . . .             12,310

     Rydex Variable Trust - Transportation Fund (RyTrans)
       80 shares (cost $1,953) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,945

     Rydex Variable Trust - U.S.Government Bond Fund (RyGvtBd)
       30,436 shares (cost $343,865) . . . . . . . . . . . . . . . . . . . . . . . . . .            348,186

     Rydex Variable Trust - Ursa Fund (RyUrsa)
       9,363 shares (cost $58,962) . . . . . . . . . . . . . . . . . . . . . . . . . . .             58,891

     Rydex Variable Trust - Utilities Fund (RyUtil)
       3,277 shares (cost $59,410) . . . . . . . . . . . . . . . . . . . . . . . . . . .             59,732

     Rydex Variable Trust - Velocity 100 Fund (RyVel100)
       2,252 shares (cost $88,107) . . . . . . . . . . . . . . . . . . . . . . . . . . .             87,778

     Smith Barney GSSF - Fundamental Value Portfolio (SBSFFundVal)
       7,605 shares (cost $141,651). . . . . . . . . . . . . . . . . . . . . . . . . . .            145,099

     Smith Barney TSF - International Equity Portfolio (SBTSIntEq)
       7,191 shares (cost $147,935). . . . . . . . . . . . . . . . . . . . . . . . . . .             86,080

     Smith Barney TSF - Large Cap Value Portfolio (SBTSIncGro)
       356,319 shares (cost $6,640,487). . . . . . . . . . . . . . . . . . . . . . . . .          6,623,965

     Smith Barney TSF - Money Market Portfolio (SBTSMMkt)
       469,092 shares (cost $469,092). . . . . . . . . . . . . . . . . . . . . . . . . .            469,092

     Smith Barney VAF - The Income and Growth Portfolio (SBVAFIncGro)
       15,894 shares (cost $128,944) . . . . . . . . . . . . . . . . . . . . . . . . . .            123,973

     Smith Barney VAF -
     The U.S.Government/High Quality Securities Portfolio (SBVAFUSGovHQ)
       35 shares (cost $357) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                360
                                                                                               ------------

          Total investments  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         33,766,100

  Accounts receivable  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             36,759
                                                                                               ------------

          Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         33,802,859

ACCOUNTS PAYABLE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             -
                                                                                               ------------

CONTRACT OWNERS' EQUITY (NOTE 4) . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $  33,802,859
                                                                                               ============


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001


                                                              TOTAL        NSATMyMkt2         RyArktos           RyBank
                                                             -------      ------------       ----------        ---------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................   $     156,670            6,536             --               --
  Mortality and expense risk charges
    (note 2) .......................................        (147,812)         (12,496)          (4,836)             (24)
                                                       -------------      -----------      -----------          -------
    Net investment activity ........................           8,858           (5,960)          (4,836)             (24)
                                                       -------------      -----------      -----------          -------

  Proceeds from mutual funds shares sold ...........     307,626,499       12,147,287       80,180,115           81,196
  Cost of mutual fund shares sold ..................    (311,480,796)     (12,147,287)     (80,841,539)         (80,726)
                                                       -------------      -----------      -----------          -------
    Realized gain (loss) on investments ............      (3,854,297)            --           (661,424)             470
  Change in unrealized gain (loss)
    on investments .................................       2,185,033             --               (340)            (603)
                                                       -------------      -----------      -----------          -------
    Net gain (loss) on investments .................      (1,669,264)            --           (661,764)            (133)
                                                       -------------      -----------      -----------          -------
  Reinvested capital gains .........................         776,526             --               --               --
                                                       -------------      -----------      -----------          -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ................................   $    (883,880)          (5,960)        (666,600)            (157)
                                                       =============      ===========      ===========          =======



                                                             RyEn           RyEnSvc         RyFinSvc             RyHC
                                                            ------         ---------       ----------          -------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................   $        --               --               --               --
  Mortality and expense risk charges
    (note 2) .......................................             (10)            (460)             (17)             (10)
                                                       -------------      -----------      -----------          -------
    Net investment activity ........................             (10)            (460)             (17)             (10)
                                                       -------------      -----------      -----------          -------

  Proceeds from mutual funds shares sold ...........          58,116       12,274,539               12           81,042
                                                       -------------      -----------      -----------          -------
  Cost of mutual fund shares sold ..................         (57,671)     (12,247,266)             (12)         (81,693)
                                                       -------------      -----------      -----------          -------
    Realized gain (loss) on investments ............             445           27,273             --               (651)
  Change in unrealized gain (loss)
    on investments .................................             206           (1,532)             448                1
                                                       -------------      -----------      -----------          -------
    Net gain (loss) on investments .................             651           25,741              448             (650)
  Reinvested capital gains .........................            --               --               --               --
                                                       -------------      -----------      -----------          -------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations .................................   $         641           25,281              431             (660)
                                                       =============      ===========      ===========          =======



                                                              RyBM            RyBioTech       RyConsProd          RyElec
                                                             ------          -----------     ------------        --------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................             --               --               --               --
  Mortality and expense risk charges
    (note 2) .......................................             (203)             (40)              (5)             (40)
                                                           ----------         --------          -------          -------
    Net investment activity ........................             (203)             (40)              (5)             (40)
                                                           ----------         --------          -------          -------

  Proceeds from mutual funds shares sold ...........        6,372,466          183,297           21,170           22,178
  Cost of mutual fund shares sold ..................       (6,396,064)        (183,497)         (20,726)         (23,548)
                                                           ----------         --------          -------          -------
    Realized gain (loss) on investments ............          (23,598)            (200)             444           (1,370)
  Change in unrealized gain (loss)
    on investments .................................               (3)          (1,385)              17           (2,737)
                                                           ----------         --------          -------          -------
    Net gain (loss) on investments .................          (23,601)          (1,585)             461           (4,107)
                                                           ----------         --------          -------          -------
  Reinvested capital gains .........................             --               --               --               --
                                                           ----------         --------          -------          -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ................................          (23,804)          (1,625)             456           (4,147)
                                                           ==========         ========          =======          =======



                                                              RyNet          RyLgCapEuro     RyLgCapJapan        RyLeisure
                                                             -------        -------------   --------------     ------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................             --               --               --               --
  Mortality and expense risk charges
    (note 2) .......................................             (195)            (458)            (278)             (33)
                                                           ----------         --------          -------          -------
    Net investment activity ........................             (195)            (458)            (278)             (33)
                                                           ----------         --------          -------          -------

  Proceeds from mutual funds shares sold ...........        6,126,818        5,843,568        8,601,586               28
                                                           ----------         --------          -------          -------
  Cost of mutual fund shares sold ..................       (6,468,274)      (5,852,631)      (8,594,947)             (28)
                                                           ----------         --------          -------          -------
    Realized gain (loss) on investments ............         (341,456)          (9,063)           6,639             --
  Change in unrealized gain (loss)
    on investments .................................              (26)           3,183             --                625
                                                           ----------         --------          -------          -------
    Net gain (loss) on investments .................         (341,482)          (5,880)           6,639              625
  Reinvested capital gains .........................             --               --               --               --
                                                           ----------         --------          -------          -------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations .................................         (341,677)          (6,338)           6,361              592
                                                           ==========         ========          =======          =======

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2001


                                                            RyMedius        RyMekros           RyNova          RyOTC
                                                           ----------     -----------        ---------       --------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............................   $       --              --              --              --
  Mortality and expense risk charges
    (note 2) .........................................         (1,186)         (1,527)           (910)           (645)
                                                          -----------     -----------        --------        --------
    Net investment activity ..........................         (1,186)         (1,527)           (910)           (645)
                                                          -----------     -----------        --------        --------

  Proceeds from mutual funds shares sold .............     14,815,532      27,008,987         862,966         866,279
  Cost of mutual fund shares sold ....................    (14,721,779)    (27,022,764)       (870,154)       (894,837)
                                                          -----------     -----------        --------        --------
    Realized gain (loss) on investments ..............         93,753         (13,777)         (7,188)        (28,558)
  Change in unrealized gain (loss)
    on investments ...................................         (1,197)         (7,134)          6,609         (15,758)
                                                          -----------     -----------        --------        --------
    Net gain (loss) on investments ...................         92,556         (20,911)           (579)        (44,316)
                                                          -----------     -----------        --------        --------
  Reinvested capital gains ...........................          6,662           8,594            --              --
                                                          -----------     -----------        --------        --------
      Net increase (decrease) in contract owners'
        equity resulting from operations .............   $     98,032         (13,844)         (1,489)        (44,961)
                                                         ============     ===========        ========        ========


                                                                RyTele       RyTitan500         RyTrans       RyGvtBd
                                                              ---------     ------------      ----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............................   $       --              --              --               589
  Mortality and expense risk charges
    (note 2) .........................................             (1)         (1,312)             (1)           (283)
                                                          -----------     -----------        --------        --------
    Net investment activity ..........................             (1)         (1,312)             (1)            306
                                                          -----------     -----------        --------        --------
  Proceeds from mutual funds shares sold .............          1,001      11,667,601             986         102,221
  Cost of mutual fund shares sold ....................         (1,019)    (11,955,581)           (982)       (106,273)
                                                          -----------     -----------        --------        --------
    Realized gain (loss) on investments ..............            (18)       (287,980)              4          (4,052)
  Change in unrealized gain (loss)
    on investments ...................................            (23)             26              (7)          4,320
                                                          -----------     -----------        --------        --------
    Net gain (loss) on investments ...................            (41)       (287,954)             (3)            268
                                                          -----------     -----------        --------        --------
  Reinvested capital gains ...........................           --              --              --              --
                                                          -----------     -----------        --------        --------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ...................................   $        (42)       (289,266)             (4)            574
                                                         ============     ===========        ========        ========



                                                              RyRE             RyRet            RyTech
                                                            --------         ---------        ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............................            561            --              --
  Mortality and expense risk charges
    (note 2) .........................................           (244)            (90)            (25)
                                                           ----------         -------          ------
    Net investment activity ..........................            317             (90)            (25)
                                                           ----------         -------          ------

  Proceeds from mutual funds shares sold .............      6,261,059          60,252           6,318
  Cost of mutual fund shares sold ....................     (6,198,152)        (58,470)         (6,216)
                                                           ----------         -------          ------
    Realized gain (loss) on investments ..............         62,907           1,782             102
  Change in unrealized gain (loss)
    on investments ...................................           (305)            (46)         (2,284)
                                                           ----------         -------          ------
    Net gain (loss) on investments ...................         62,602           1,736          (2,182)
                                                           ----------         -------          ------
  Reinvested capital gains ...........................           --              --              --
                                                           ----------         -------          ------
      Net increase (decrease) in contract owners'
        equity resulting from operations .............         62,919           1,646          (2,207)
                                                           ==========         =======          ======


                                                              RyUtil        RyVel100         SBSFFundVal
                                                            ----------    -----------      ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............................           --              --             1,146
  Mortality and expense risk charges
    (note 2) .........................................            (35)         (9,419)         (2,145)
                                                           ----------    ------------          ------
    Net investment activity ..........................            (35)         (9,419)           (999)
                                                           ----------    ------------          ------
  Proceeds from mutual funds shares sold .............        117,018     103,171,975          33,860
  Cost of mutual fund shares sold ....................       (113,891)   (101,850,910)        (30,196)
                                                           ----------    ------------          ------
    Realized gain (loss) on investments ..............          3,127       1,321,065           3,664
  Change in unrealized gain (loss)
    on investments ...................................            322            (329)        (30,920)
                                                           ----------    ------------          ------
    Net gain (loss) on investments ...................          3,449       1,320,736         (27,256)
                                                           ----------    ------------          ------
  Reinvested capital gains ...........................           --              --            16,932
                                                           ----------    ------------          ------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ...................................          3,414       1,311,317         (11,323)
                                                           ==========    ============          ======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2001


                                            SBSFIHiGr     SBTSIntEq      SBTSIncGro      SBTSMMkt      SBVAFIncGro   SBVAFResAcct
                                           -----------   -----------    ------------    ----------    ------------- -------------
INVESTMENT ACTIVITY:
Reinvested dividends ..................   $      --             --            2,376            515        116,018          2,422
Mortality and expense risk charges
  (note 2) ............................           (11)        (1,889)        (2,294)          (186)       (99,428)          (417)
                                          -----------    -----------    -----------    -----------    -----------    -----------
  Net investment activity .............           (11)        (1,889)            82            329         16,590          2,005
                                          -----------    -----------    -----------    -----------    -----------    -----------

Proceeds from mutual funds shares sold          7,637        107,381          2,353            212      8,013,448         42,292
Cost of mutual fund shares sold .......        (7,820)      (105,633)        (2,572)          (212)   (12,032,081)       (45,839)
                                          -----------    -----------    -----------    -----------    -----------    -----------
  Realized gain (loss) on investments .          (183)         1,748           (219)          --       (4,018,633)        (3,547)
Change in unrealized gain (loss)
  on investments ......................           269        (60,802)       (23,399)          --        2,305,380          2,036
                                          -----------    -----------    -----------    -----------    -----------    -----------
  Net gain (loss) on investments ......            86        (59,054)       (23,618)          --       (1,713,253)        (1,511)
                                          -----------    -----------    -----------    -----------    -----------    -----------
Reinvested capital gains ..............          --             --            6,106           --          738,232           --
                                          -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................   $        75        (60,943)       (17,430)           329       (958,431)           494
                                          ===========    ===========    ===========    ===========    ===========    ===========


                                             SBVAFUSGovHQ
                                            --------------
INVESTMENT ACTIVITY:
Reinvested dividends ..................           26,507
Mortality and expense risk charges
  (note 2) ............................           (5,780)
                                             -----------
  Net investment activity .............           20,727
                                             -----------

Proceeds from mutual funds shares sold           465,610
Cost of mutual fund shares sold .......         (492,399)
                                             -----------
  Realized gain (loss) on investments .          (26,789)
Change in unrealized gain (loss)
  on investments ......................           11,570
                                             -----------
  Net gain (loss) on investments ......          (15,219)
                                             -----------
Reinvested capital gains ..............             --
                                             -----------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................            5,508
                                             ===========




See accompanying notes to financial statements.

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2001 AND 2000


                                                       Total                         NSATMyMkt2                       RyArktos
                                          -----------------------------   ----------------------------    -------------------------
                                               2001            2000              2001          2000            2001         2000
                                          -------------     -----------   -------------   ------------    -------------   ---------
INVESTMENT ACTIVITY:
  Net investment income ...............   $      8,858          40,405          (5,960)         --              (4,836)        --
  Realized gain (loss) on investments .     (3,854,297)     (1,725,187)           --            --            (661,424)        --
  Change in unrealized gain (loss)
    on investments ....................      2,185,033         763,764            --            --                (340)        --
  Reinvested capital gains ............        776,526       1,925,085            --            --                --           --
                                          ------------    ------------    ------------        ------      ------------       ------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................       (883,880)      1,004,067          (5,960)         --            (666,600)        --
                                          ------------    ------------    ------------        -----       ------------       ------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................     26,670,601           1,000      26,279,966          --              (1,572)        --
  Transfers between funds .............           --              --       (11,987,376)         --             692,902         --
  Redemptions .........................     (2,089,190)     (3,323,935)       (503,020)         --                --           --
  Annuity benefits ....................        (25,021)        (28,468)           --            --                --           --
  Annual contract maintenance charges
    (note 2) ..........................         (5,044)         (6,755)           --            --                --           --
  Contingent deferred sales charges
    (note 2) ..........................           --              (867)           --            --                --           --
  Adjustments to maintain reserves ....         37,473         (12,206)            (19)         --                (136)        --
                                          ------------    ------------    ------------        ------      ------------       ------
       Net equity transactions ........     24,588,819      (3,371,231)     13,789,551          --             691,194         --
                                          ------------    ------------    ------------        ------      ------------       ------

NET CHANGE IN CONTRACT OWNERS' EQUITY .     23,704,939      (2,367,164)     13,783,591          --              24,594         --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     10,097,920      12,465,084            --            --                --           --
                                          ------------    ------------    ------------        ------      ------------       ------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 33,802,859      10,097,920      13,783,591          --              24,594         --
                                          ============    ============    ============        ======      ============       ======

CHANGES IN UNITS:
  Beginning units .....................        329,057         455,788            --            -                --            --
                                          ------------    ------------    ------------          -        -------------         --
  Units purchased .....................      3,311,359          11,560       1,824,562          -                3,558         --
  Units redeemed ......................       (746,140)       (138,291)       (444,580)         -                --            --
                                          ------------    ------------    ------------          -        -------------         --
  Ending units ........................      2,894,276         329,057       1,379,982          -                3,558         --
                                          ============    ============    ============        ======     =============       ======



                                                          RyBank
                                             ----------------------------
                                                   2001            2000
                                             -------------     ----------
INVESTMENT ACTIVITY:
  Net investment income ...............               (24)          --
  Realized gain (loss) on investments .               470           --
  Change in unrealized gain (loss)
    on investments ....................              (603)          --
  Reinvested capital gains ............              --             --
                                             ------------         ------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................              (157)          --
                                             ------------         ------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................               590           --
  Transfers between funds .............            93,198           --
  Redemptions .........................              --             --
  Annuity benefits ....................              --             --
  Annual contract maintenance charges
    (note 2) ..........................              --             --
  Contingent deferred sales charges
    (note 2) ..........................              --             --
  Adjustments to maintain reserves ....              --             --
                                             ------------         ------
       Net equity transactions ........            93,788           --
                                             ------------         ------

NET CHANGE IN CONTRACT OWNERS' EQUITY .            93,631           --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................              --             --
                                             ------------         ------
CONTRACT OWNERS' EQUITY END OF PERIOD .            93,631           --
                                             ============         ======

CHANGES IN UNITS:
  Beginning units .....................              --             --
                                             ------------           --
  Units purchased .....................             9,088           --
  Units redeemed ......................              --             --
                                             ------------           --
  Ending units ........................             9,088           --
                                             ============         ======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000


                                                   RyBM                RyBioTech            RyConsProd              RyElec
                                          -------------------     ------------------    -----------------    ------------------
                                              2001      2000         2001     2000        2001      2000         2001     2000
                                          ---------    ------     ---------  -------    ---------  ------    ---------  -------
INVESTMENT ACTIVITY:
  Net investment income ...............   $   (203)      --            (40)    --             (5)    --            (40)   --
  Realized gain (loss) on investments .    (23,598)      --           (200)    --            444     --         (1,370)   --
  Change in unrealized gain (loss)
    on investments ....................         (3)      --         (1,385)    --             17     --         (2,737)   --
  Reinvested capital gains ............       --         --           --       --           --       --           --      --
                                          --------       --       --------     --       --------     --       --------    --
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................    (23,804)      --         (1,625)    --            456     --         (4,147)   --
                                          --------       --       --------     --       --------     --       --------    --

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................       --         --            590     --            590     --            590    --
  Transfers between funds .............     25,937       --         39,435     --             85     --         62,691    --
  Redemptions .........................       --         --           --       --           --       --           --      --
  Annuity benefits ....................       --         --           --       --           --       --           --      --
  Annual contract maintenance charges
    (note 2) ..........................       --         --           --       --           --       --           --      --
  Contingent deferred sales charges
    (note 2) ..........................       --         --           --       --           --       --           --      --
  Adjustments to maintain reserves ....         (1)      --           --       --           --       --              2    --
                                          --------       --       --------     --       --------     --       --------    --
       Net equity transactions ........     25,936       --         40,025     --            675     --         63,283    --
                                          --------       --       --------     --       --------     --       --------    --

NET CHANGE IN CONTRACT OWNERS' EQUITY .      2,132       --         38,400     --          1,131     --         59,136    --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................       --         --           --       --           --       --           --      --
                                          --------       --       --------     --       --------     --       --------    --
CONTRACT OWNERS' EQUITY END OF PERIOD .   $  2,132       --         38,400     --          1,131     --         59,136    --
                                          ========      ====      ========    ====      ========    ====      ========   ====

CHANGES IN UNITS:
  Beginning units .....................       --         --           --       --           --       --           --      --
                                          --------       --       --------     --       --------     --        -------    --
  Units purchased .....................        192       --          3,359     --            109     --          4,181    --
  Units redeemed ......................       --         --           --       --           --       --           --      --
                                          --------       --       --------     --       --------     --        -------    --
  Ending units ........................        192       --          3,359     --            109     --          4,181    --
                                          ========      ====      ========    ====      ========    ====       ========  ====

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000


                                                   RyEn               RyEnSvc           RyFinSvc             RyHC
                                          -----------------   -------------------  -----------------   ----------------
                                              2001    2000        2001      2000      2001     2000      2001    2000
                                          ---------  ------   ---------   -------  --------  -------   -------  -------
INVESTMENT ACTIVITY:
  Net investment income ...............   $    (10)    --         (460)      --        (17)     --        (10)   --
  Realized gain (loss) on investments .        445     --       27,273       --       --        --       (651)   --
  Change in unrealized gain (loss)
    on investments ....................        206     --       (1,532)      --        448      --          1    --
  Reinvested capital gains ............       --       --         --         --       --        --       --      --
                                          --------     --     --------       --   --------      --   --------    --
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................        641     --       25,281       --        431      --       (660)   --
                                          --------     --     --------       --   --------      --   --------    --

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        590     --          945       --        590      --        236    --
  Transfers between funds .............      3,338     --      398,078       --     34,337      --        653    --
  Redemptions .........................       --       --         --         --       --        --       --      --
  Annuity benefits ....................       --       --         --         --       --        --       --      --
  Annual contract maintenance charges
    (note 2) ..........................       --       --         --         --       --        --       --      --
  Contingent deferred sales charges
    (note 2) ..........................       --       --         --         --       --        --       --      --
  Adjustments to maintain reserves ....          1     --           (1)      --          1      --       --      --
                                          --------     --     --------       --   --------      --   --------    --
       Net equity transactions ........      3,929     --      399,022       --     34,928      --        889    --
                                          --------     --     --------       --   --------      --   --------    --

NET CHANGE IN CONTRACT OWNERS' EQUITY .      4,570     --      424,303       --     35,359      --        229    --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................       --       --         --         --       --        --       --      --
                                          --------     --     --------       --   --------      --   --------    --
CONTRACT OWNERS' EQUITY END OF PERIOD .   $  4,570     --      424,303       --     35,359      --        229    --
                                          ========    ====    ========      ====  ========     ====  ========   ====

CHANGES IN UNITS:
  Beginning units .....................       --      --          --         --       --        --       --      --
                                          --------    --      --------       --   --------      --   --------    --
  Units purchased .....................        444    --        33,477       --      3,379      --         23    --
  Units redeemed ......................       --      --          --         --       --        --       --      --
                                          --------    --      --------       --   --------      --   --------    --
  Ending units ........................        444    --        33,477       --      3,379      --         23    --
                                          ========   ====     ========      ====   ========    ====   ========  ====

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000


                                                  RyNet          RyLgCapEuro        RyLgCapJapan                RyLeisure
                                          ------------------   ----------------  ------------------      ---------------------
                                              2001    2000       2001     2000      2001      2000           2001        2000
                                          ----------  ------   -------  -------  ---------   ------      ---------     -------
INVESTMENT ACTIVITY:
  Net investment income ...............   $    (195)   --        (458)    --         (278)     --             (33)       --
  Realized gain (loss) on investments .    (341,456)   --      (9,063)    --        6,639      --            --          --
  Change in unrealized gain (loss)
    on investments ....................         (26)   --       3,183     --         --        --             625        --
  Reinvested capital gains ............        --      --        --       --         --        --            --          --
                                          ---------   ----  ---------    ----    ---------    ----       ---------      ----
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................    (341,677)   --      (6,338)    --        6,361      --             592        --
                                          ---------   ----  ---------    ----    ---------    ----       ---------      ----

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        --      --       1,705     --         --        --            --          --
  Transfers between funds .............     342,348    --     395,258     --       (6,361)     --          37,109        --
  Redemptions .........................        --      --        (737)    --         --        --            --          --
  Annuity benefits ....................        --      --        --       --         --        --            --          --
  Annual contract maintenance charges
    (note 2) ..........................        --      --        --       --         --        --            --          --
  Contingent deferred sales charges
    (note 2) ..........................        --      --        --       --         --        --            --          --
  Adjustments to maintain reserves ....         (10)   --           4     --         --        --               1        --
                                          ---------   ----  ---------    ----    ---------    ----       ---------      ----
       Net equity transactions ........     342,338    --     396,230     --       (6,361)     --          37,110        --
                                          ---------   ----  ---------    ----    ---------    ----       ---------      ----

NET CHANGE IN CONTRACT OWNERS' EQUITY .         661    --     389,892     --         --        --          37,702        --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................        --      --        --       --         --        --            --          --
                                          ---------   ----  ---------    ----    ---------    ----       ---------      ----
CONTRACT OWNERS' EQUITY END OF PERIOD .   $     661    --     389,892     --         --        --          37,702       ====
                                          =========   ====  =========    ====   =========     ====       =========      ====

CHANGES IN UNITS:
  Beginning units .....................        --      --        --       --         --        --            --          --
                                          ---------   ----  ---------    ----    ---------    ----       ---------      ----
  Units purchased .....................          47    --      35,361     --          529      --           3,229        --
  Units redeemed ......................        --      --         (65)    --         (529)     --            --          --
                                          ---------   ----  ---------    ----    ---------    ----       ---------      ----
  Ending units ........................          47    --      35,296     --         --        --           3,229        --
                                          =========   ====  =========    ====    =========    ====       =========      ====

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000


                                                   RyMedius          RyMekros           RyNova             RyOTC
                                          --------------------  -----------------  --------------    ---------------
                                               2001     2000      2001     2000     2001     2000       2001   2000
                                          -----------  -------  --------  -------  -------  -----    -------- ------
INVESTMENT ACTIVITY:
  Net investment income ...............   $   (1,186)    --      (1,527)    --       (910)    --        (645)   --
  Realized gain (loss) on investments .       93,753     --     (13,777)    --     (7,188)    --     (28,558)   --
  Change in unrealized gain (loss)
    on investments ....................       (1,197)    --      (7,134)    --      6,609     --     (15,758)   --
  Reinvested capital gains ............        6,662     --       8,594     --       --       --        --      --
                                          ----------   ----   ---------   ----   --------   ----     -------  ----
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................       98,032     --     (13,844)    --     (1,489)    --     (44,961)   --
                                          ----------   ----   ---------   ----   --------   ----     -------  ----

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................         --       --          31     --     40,000     --        --      --
  Transfers between funds .............      340,086     --   8,215,986     --    876,996     --     476,619    --
  Redemptions .........................         (748)    --        (500)    --     (1,497)    --        (499)   --
  Annuity benefits ....................         --       --        --       --       --       --        --      --
  Annual contract maintenance charges
    (note 2) ..........................         --       --        --       --       --       --        --      --
  Contingent deferred sales charges
    (note 2) ..........................         --       --        --       --       --       --        --      --
  Adjustments to maintain reserves ....         (217)    --      76,867     --          9     --          12    --
                                          ----------   ----   ---------   ----   --------   ----     -------  ----
       Net equity transactions ........      339,121     --   8,292,384     --    915,508     --     476,132    --
                                          ----------   ----   ---------   ----   --------   ----     -------  ----

NET CHANGE IN CONTRACT OWNERS' EQUITY .      437,153     --   8,278,540     --    914,019     --     431,171    --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................         --       --        --       --       --       --        --      --
                                          ----------   ----   ---------   ----   --------   ----     -------  ----
CONTRACT OWNERS' EQUITY END OF PERIOD .   $  437,153     --   8,278,540     --    914,019     --     431,171    --
                                          ==========   ====   =========   ====   ========   ====     =======  ====


CHANGES IN UNITS:
  Beginning units .....................         --       --        --       --       --       --        --      --
                                          ----------   ----   ---------   ----   --------   ----     -------  ----
  Units purchased .....................       35,523     --     651,283     --     81,396     --      31,991    --
  Units redeemed ......................          (78)    --         (40)    --       (132)    --         (33)   --
                                          ----------   ----   ---------   ----   --------   ----     -------  ----
  Ending units ........................       35,445     --     651,243     --     81,264     --      31,958    --
                                          ==========   ====   =========   ====   ========   ====     =======  ====

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000


                                                 RyPrecMet                RyRE              RyRet            RyTech
                                          --------------------    ------------------  ---------------  ----------------
                                              2001      2000         2001      2000      2001   2000      2001   2000
                                          ----------   -------    --------    ------  -------- ------  --------  ------
INVESTMENT ACTIVITY:
  Net investment income ...............   $    (37)      --            317      --        (90)    --        (25)   -
  Realized gain (loss) on investments .        714       --         62,907      --      1,782     --        102    -
  Change in unrealized gain (loss)
    on investments ....................     (1,077)      --           (305)     --        (46)    --     (2,284)   -
  Reinvested capital gains ............       --         --           --        --       --       --       --      -
                                          --------      ----       --------    ----   --------  ----   --------  ----
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................       (400)      --         62,919      --      1,646     --     (2,207)   --
                                          --------      ----       --------    ----   --------  ----   --------  ----

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................      9,950       --        (61,642)     --       --       --       --      --
  Transfers between funds .............     46,492       --         57,024      --    693,590     --     60,170    --
  Redemptions .........................       --         --           --        --       --       --       --      --
  Annuity benefits ....................       --         --           --        --       --       --       --      --
  Annual contract maintenance charges
    (note 2) ..........................       --         --           --        --       --       --       --      --
  Contingent deferred sales charges
    (note 2) ..........................       --         --           --        --       --       --       --      --
  Adjustments to maintain reserves ....         (1)      --             11      --         (1)    --          1    --
                                          --------       --       --------    ----   --------   ----   --------  ----
       Net equity transactions ........     56,441       --         (4,607)     --    693,589     --     60,171    --
                                          --------     ----       --------    ----   --------   ----   --------  ----

NET CHANGE IN CONTRACT OWNERS' EQUITY ..    56,041       --         58,312      --    695,235     --     57,964    --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................       --         --           --        --       --       --       --      --
                                          --------     ----       --------    ----   --------   ----   --------    --
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 56,041       --         58,312      --    695,235     --     57,964    --
                                          ========     ====       ========    ====   ========   ====   ========  ====

CHANGES IN UNITS:
  Beginning units .....................       --         --           --       --       --        --       --      --
                                          --------     ----       --------     --   --------    ----   --------  ----
  Units purchased .....................      5,933       --          5,572     --     58,791      --      4,346    --
  Units redeemed ......................       --         --           --       --       --        --       --      --
                                          --------     ----       --------     --   --------    ----   --------  ----
  Ending units ........................      5,933       --          5,572     --     58,791      --      4,346    --
                                          ========     ====       ========    ====   ========    ====   ======== ====

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000


                                                  RyTele             RyTitan500          RyTrans           RyGvtBd
                                          -------------------  ------------------ -----------------  -----------------
                                              2001     2000        2001     2000      2001    2000      2001     2000
                                          ---------  --------  ---------  ------- ---------  ------  --------  -------
INVESTMENT ACTIVITY:
  Net investment income ...............   $     (1)     --       (1,312)     --         (1)    --        306     --
  Realized gain (loss) on investments .        (18)     --     (287,980)     --          4     --     (4,052)    --
  Change in unrealized gain (loss)
    on investments ....................        (23)     --           26      --         (7)    --      4,320     --
  Reinvested capital gains ............       --        --         --        --       --       --       --       --
                                          --------     ---     --------     ---   --------    ---   --------    ---
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................        (42)     --     (289,266)     --         (4)    --        574     --
                                          --------     ---     --------     ---   --------    ---   --------    ---

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        590      --      253,105      --       --       --     83,530     --
  Transfers between funds .............        879      --       48,472      --      1,949     --    268,076     --
  Redemptions .........................       --        --         --        --       --       --     (4,002)    --
  Annuity benefits ....................       --        --         --        --       --       --       --       --
  Annual contract maintenance charges
    (note 2) ..........................       --        --         --        --       --       --       --       --
  Contingent deferred sales charges
    (note 2) ..........................       --        --         --        --       --       --       --       --
  Adjustments to maintain reserves ....          1      --          (33)     --       --       --        (83)    --
                                          --------     ---     --------     ---   --------    ---   --------    ---
       Net equity transactions ........      1,470      --      301,544      --      1,949     --    347,521     --
                                          --------     ---     --------     ---   --------    ---   --------    ---

NET CHANGE IN CONTRACT OWNERS' EQUITY .      1,428      --       12,278      --      1,945     --    348,095     --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................       --        --         --        --       --       --       --       --
                                          --------      --     --------     ---   --------    ---   --------    ---
CONTRACT OWNERS' EQUITY END OF PERIOD .   $  1,428      --       12,278      --      1,945     --    348,095     --
                                          ========     ===     ========     ===   ========    ===   ========    ===

CHANGES IN UNITS:
  Beginning units .....................       --        --          --       --        --      --        --      --
                                          --------      --     --------     ---   --------    ---   --------    ---
  Units purchased .....................        139      --        1,055     --         161    --      36,472    --
  Units redeemed ......................       --        --         --       --        --      --        (406)   --
                                          --------      --     --------     ---   --------    ---   --------    ---
  Ending units ........................        139      --        1,055     --         161    --      36,066    --
                                          ========     ===     ========     ===   ========    ===   ========    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000


                                                  RyUrsa              RyUtil             RyVel100              SBSFFundVal
                                          -------------------   ----------------    -----------------   ----------------------
                                              2001     2000        2001    2000        2001     2000        2001         2000
                                          ----------- -------   --------  ------    ---------  ------   ---------    ---------
INVESTMENT ACTIVITY:
  Net investment income ...............   $     (842)   --          (35)   --          (9,419)   --         (999)        1,308
  Realized gain (loss) on investments .       50,272    --        3,127    --       1,321,065    --        3,664        17,799
  Change in unrealized gain (loss)
    on investments ....................          (72)   --          322    --            (329)   --      (30,920)        6,209
  Reinvested capital gains ............         --      --         --      --            --      --       16,932        11,915
                                          ----------   ---       ------   ---       ---------   ---     --------       -------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................       49,358    --        3,414    --       1,311,317    --      (11,323)       37,231
                                          ----------   ---       ------   ---       ---------   ---     --------       -------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................          (33)   --         --      --          60,250    --         --            --
  Transfers between funds .............        9,566    --       56,317    --      (1,283,856)   --         --            --
  Redemptions .........................         --      --         --      --            --      --      (31,624)      (74,541)
  Annuity benefits ....................         --      --         --      --            --      --         --            --
  Annual contract maintenance charges
    (note 2) ..........................         --      --         --      --            --      --         (101)         (153)
  Contingent deferred sales charges
    (note 2) ..........................         --      --         --      --            --      --         --            --
  Adjustments to maintain reserves ....          (15)   --            1    --         (39,273)   --          (12)            2
                                          ----------   ---       ------   ---       ---------   ---     --------       -------
       Net equity transactions ........        9,518    --       56,318    --      (1,262,879)   --      (31,737)      (74,692)
                                          ----------   ---       ------   ---       ---------   ---     --------       -------

NET CHANGE IN CONTRACT OWNERS' EQUITY .       58,876    --       59,732    --          48,438    --      (43,060)      (37,461)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................         --      --         --      --            --      --      188,155       225,616
                                          ----------   ---       ------   ---       ---------   ---     --------       -------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $   58,876    --       59,732    --          48,438    --      145,095       188,155
                                          ==========   ===       ======   ===       =========   ===     ========       =======

CHANGES IN UNITS:
  Beginning units .....................         --      --         --      --            --      --        8,805        12,557
                                          ----------   ---       ------   ---       ---------   ---     --------       -------
  Units purchased .....................        6,489    --        6,401    --           6,171    --         --            --
  Units redeemed ......................         --      --         --      --          (3,015)   --       (1,542)       (3,752)
                                          ----------   ---       ------   ---       ---------   ---     --------       -------
  Ending units ........................        6,489    --        6,401    --           3,156    --        7,263         8,805
                                          ==========   ===       ======   ===       =========   ===     ========       =======

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000


                                                   SBSFIHiGr                   SBTSIntEq                  SBTSIncGro
                                          ------------------------    -------------------------   -------------------------
                                               2001         2000           2001         2000           2001          2000
                                          -----------   ----------    -----------   -----------   -----------     ---------
INVESTMENT ACTIVITY:
  Net investment income ...............   $      (11)        1,128        (1,889)       (1,683)           82           508
  Realized gain (loss) on investments .         (183)       (1,320)        1,748        11,776          (219)         (815)
  Change in unrealized gain (loss)
    on investments ....................          269         1,231       (60,802)      (92,950)      (23,399)       13,376
  Reinvested capital gains ............         --            --            --            --           6,106         5,357
                                          ----------    ----------    ----------    ----------    ----------    ----------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................           75         1,039       (60,943)      (82,857)      (17,430)       18,426
                                          ----------    ----------    ----------    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................         --            --            --            --            --            --
  Transfers between funds .............         --            --         (42,231)      122,304     6,455,339        50,000
  Redemptions .........................       (7,624)       (8,713)      (63,199)      (30,104)         --         (58,905)
  Annuity benefits ....................         --            --            --            --            --            --
  Annual contract maintenance charges
    (note 2) ..........................           (3)          (12)          (43)         (106)          (54)         (136)
  Contingent deferred sales charges
    (note 2) ..........................         --            --            --             (71)         --            --
  Adjustments to maintain reserves ....            3             3           (10)          (17)            3           (35)
                                          ----------    ----------    ----------    ----------    ----------    ----------
       Net equity transactions ........       (7,624)       (8,722)     (105,483)       92,006     6,455,288        (9,076)
                                          ----------    ----------    ----------    ----------    ----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..      (7,549)       (7,683)     (166,426)        9,149     6,437,858         9,350
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................        7,549        15,232       252,503       243,354       186,104       176,754
                                          ----------    ----------    ----------    ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD..   $     --           7,549        86,077       252,503     6,623,962       186,104
                                          ==========    ==========    ==========    ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .....................          623         1,363        16,278        11,800        11,018        11,683
                                          ----------    ----------    ----------    ----------    ----------    ----------
  Units purchased .....................         --            --            --           6,229       421,675         3,273
  Units redeemed ......................         (623)         (740)       (8,109)       (1,751)         --          (3,938)
                                          ----------    ----------    ----------    ----------    ----------    ----------
  Ending units ........................         --             623         8,169        16,278       432,693        11,018
                                          ==========    ==========    ==========    ==========    ==========    ==========



                                                     SBTSMMkt
                                            -------------------------
                                                2001          2000
                                            -----------    ----------
INVESTMENT ACTIVITY:
  Net investment income ...............            329         1,359
  Realized gain (loss) on investments .           --            --
  Change in unrealized gain (loss)
    on investments ....................           --            --
  Reinvested capital gains ............           --            --
                                            ----------    ----------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................            329         1,359
                                            ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................           --            --
  Transfers between funds .............        454,381        23,616
  Redemptions .........................           --        (146,506)
  Annuity benefits ....................           --            --
  Annual contract maintenance charges
    (note 2) ..........................            (30)          (90)
  Contingent deferred sales charges
    (note 2) ..........................           --            --
  Adjustments to maintain reserves ....              7             9
                                            ----------    ----------
       Net equity transactions ........        454,358      (122,971)
                                            ----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY..        454,687      (121,612)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................         13,987       135,599
                                            ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD..        468,674        13,987
                                            ==========    ==========

CHANGES IN UNITS:
  Beginning units .....................          1,148        11,648
                                            ----------    ----------
  Units purchased .....................         36,423         2,024
  Units redeemed ......................           --         (12,524)
                                            ----------    ----------
  Ending units ........................         37,571         1,148
                                            ==========    ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000


                                                   SBVAFIncGro                 SBVAFResAcct                  SBVAFUSGovHQ
                                          ---------------------------   ---------------------------   ---------------------------
                                               2001           2000           2001           2000           2001           2000
                                          ------------    -----------   ------------   ------------   ------------    -----------
INVESTMENT ACTIVITY:
  Net investment income ...............   $    16,590         20,703          2,005          2,686         20,727         14,396
  Realized gain (loss) on investments .    (4,018,633)    (1,670,422)        (3,547)        (3,204)       (26,789)       (79,001)
  Change in unrealized gain (loss)
    on investments ....................     2,305,380        751,349          2,036          1,857         11,570         82,692
  Reinvested capital gains ............       738,232      1,907,813           --             --             --             --
                                          -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................      (958,431)     1,009,443            494          1,339          5,508         18,087
                                          -----------    -----------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................          --            1,000           --             --             --             --
  Transfers between funds .............    (6,413,107)      (195,920)       (26,956)          --         (427,424)          --
  Redemptions .........................    (1,434,283)    (2,680,980)       (10,750)        (6,709)       (30,707)      (317,477)
  Annuity benefits ....................       (23,561)       (27,001)          --             --           (1,460)        (1,467)
  Annual contract maintenance charges
    (note 2) ..........................        (4,515)        (5,827)           (43)           (48)          (255)          (383)
  Contingent deferred sales charges
    (note 2) ..........................          --             (736)          --             --             --              (60)
  Adjustments to maintain reserves ....           341        (12,188)            13              9              7             11
                                          -----------    -----------    -----------    -----------    -----------    -----------
       Net equity transactions ........    (7,875,125)    (2,921,652)       (37,736)        (6,748)      (459,839)      (319,376)
                                          -----------    -----------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .    (8,833,556)    (1,912,209)       (37,242)        (5,409)      (454,331)      (301,289)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     8,957,690     10,869,899         37,242         42,651        454,690        755,979
                                          -----------    -----------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $   124,134      8,957,690           --           37,242            359        454,690
                                          ===========    ===========    ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units .....................       261,552        357,206          2,588          3,074         27,045         46,457
                                          -----------    -----------    -----------    -----------    -----------    -----------
  Units purchased .....................          --               34           --             --             --             --
  Units redeemed ......................      (257,376)       (95,688)        (2,588)          (486)       (27,024)       (19,412)
                                          -----------    -----------    -----------    -----------    -----------    -----------
  Ending units ........................         4,176        261,552           --            2,588             21         27,045
                                          ===========    ===========    ===========    ===========    ===========    ===========


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         NATIONWIDE VARIABLE ACCOUNT-4

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 2001 AND 2000



(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a)  Organization and Nature of Operations

          Nationwide Variable Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community. Presently, the contracts are not actively marketed.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

          Contract owners in either the accumulation or the payout phase may invest in the following:

             Portfolio of the Federated Insurance Series (Federated IS);
               Federated IS - Federated Quality Bond Fund II (FISFedQual)*

             Portfolio of the Nationwide(R) Separate Account Trust
               (Nationwide(R) SAT);
                  Nationwide(R) SAT - Money Market Fund II (NSATMyMkt2)

             Portfolios of the Rydex Variable Trust;
               Rydex Variable Trust - Arktos Fund (RyArktos)
               Rydex Variable Trust - Banking Fund (RyBank)
               Rydex Variable Trust - Basic Materials Fund (RyBM)
               Rydex Variable Trust - Biotechnology Fund (RyBioTech)
               Rydex Variable Trust - Consumer Products Fund (RyConsProd) Rydex Variable Trust - Electronics Fund (RyElec)
               Rydex Variable Trust - Energy Fund (RyEn)
               Rydex Variable Trust - Energy Services Fund (RyEnSvc)
               Rydex Variable Trust - Financial Services Fund (RyFinSvc) Rydex Variable Trust - Health Care Fund (RyHC)
               Rydex Variable Trust - Internet Fund (RyNet)
               Rydex Variable Trust - Large-Cap Europe Fund (RyLgCapEuro) Rydex Variable Trust - Large-Cap Japan Fund (RyLgCapJapan)* Rydex Variable Trust - Leisure Fund (RyLeisure)
               Rydex Variable Trust - Medius Fund (RyMedius)
               Rydex Variable Trust - Mekros Fund (RyMekros)
               Rydex Variable Trust - Nova Fund (RyNova)
               Rydex Variable Trust - OTC Fund (RyOTC)
               Rydex Variable Trust - Precious Metals Fund (RyPrecMet) Rydex Variable Trust - Real Estate Fund (RyRE)
               Rydex Variable Trust - Retailing Fund (RyRet)
               Rydex Variable Trust - Technology Fund (RyTech)
               Rydex Variable Trust - Telecommunications Fund (RyTele) Rydex Variable Trust - Titan 500 Fund (RyTitan500)


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-4
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED



               Rydex Variable Trust - Transportation Fund (RyTrans)
               Rydex Variable Trust - U.S. Government Bond Fund (RyGvtBd) Rydex Variable Trust - Ursa Fund (RyUrsa)
               Rydex Variable Trust - Utilities Fund (RyUtil)
               Rydex Variable Trust - Velocity 100 Fund (RyVel100)

             Portfolios of the Smith Barney Greenwich Street Series Fund
               (Smith Barney GSSF);
               Smith Barney GSSF - Fundamental Value Portfolio (SBSFFundVal) Smith Barney GSSF - Intermediate High Grade Portfolio
                 (SBSIHiGr)*

             Portfolios of the Smith Barney/Travelers Series Fund Inc.
                 (Smith Barney TSF);
               Smith Barney TSF - International Equity Portfolio (SBTSIntEq) Smith Barney TSF - Large Cap Value Portfolio (SBTSIncGro) Smith Barney TSF - Money Market Portfolio (SBTSMMkt)

             Portfolios of the Smith Barney Variable Account Funds
               (Smith Barney VAF);
               Smith Barney VAF - The Income and Growth Portfolio (SBVAFIncGro) Smith Barney VAF - The Reserve Account Portfolio
                 (SBVAFResAcct)*
               Smith Barney VAF - The U.S. Government/High Quality Securities
                 Portfolio (SBVAFUSGovHQ)

           * At December 31, 2001, contract owners have not invested in this fund.

The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note
2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)  Security Valuation, Transactions and Related Investment Income

     The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2001. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

(d)  Federal Income Taxes

     Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

     The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)  Use of Estimates in the Preparation of Financial Statements

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)  Calculation of Annuity Reserves

     Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     For Smith Barney contracts, the Company deducts an annual contract maintenance charge of $30, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Rider table below illustrates the annual rate for all contract level charges by product, as well as the maxi-mum variable account charge per product. The table also summarizes the contract level rider options available to contract holders. The rider options are described in more detail in the applicable product prospectus.

     For contracts with the Extra Value (EV) option, the Company contributed $228,558 and $0 to the Account in the form of bonus credits for the years ended December 31, 2001 and 2000, respectively.

                                                                                                               MARKET
                                                                                                       SMITH    FLEX
                                        NATIONWIDE VARIABLE ACCOUNT-4 RIDERS                           BARNEY  ANNUITY
                                                                                                       ------  -------
 MORTALITY AND EXPENSE RISK - BASIC                                                                     1.30%     1.15%

 CDSC Options:
   No CDSC                                                                                                        0.20%

 DEATH BENEFIT OPTIONS:
   One-Year (or Anniversary) Enhanced (for contracts issued on or after 1-2-01)                                   0.20%
    If death before annuitization, benefit will be greatest of (i) contract value,
    (ii) purchase payments less surrenders or (iii) highest contract value before
    86th birthday less surrenders.
   Greater of One-Year (or Anniversary) or 5% Enhanced (for contracts issued
    on or after 1-2-01)                                                                                           0.25%
    If death before annuitization, benefit will be greatest of (i) contract value,
     (ii) purchase payments less surrenders, (iii) highest contract value before
     86th birthday less surrenders or (iv) the 5% interest anniversary value.

 EXTRA VALUE OPTION (EV):                                                                                         0.45%
    Fee assessed to allocations to fixed account or guaranteed term options for first seven contract years in exchange for application of 3% credit of purchase payments made during first 12 months contract is in force.

 MAXIMUM VARIABLE ACCOUNT CHARGES*                                                                        1.30%+  2.05%

* When maximum options are utilized.

+ Includes 0.05% administration charge.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-4
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


The following table provides mortality and expense risk charges by asset fee rates for the year ended December 31, 2001. The stated contract expense rates designated EV below do not include the 45 basis point extra value expense charge (however, this charge is appropriately included in the amounts disclosed).


                              TOTAL     NSATMyMkt2   RyArktos   RyBank     RyBM
                            --------    ----------   --------   ------     ----
   1.15%................    $ 22,861      4,607      3,982         22        202
   1.30%................     112,150       --         --         --         --
   1.35%................       5,225      3,265        114          1       --
   1.40%................          67         33       --            1       --
   1.55%................         199        156       --         --         --
   1.60%................         264        249       --         --         --
   1.15% EV. . . . . ...      6,109      3,406        707       --         --
   1.35% EV. . . . . ...        516        512          2       --         --
   1.40% EV. . . . . ...        421        268         31       --            1
                            --------     ------      -----      -----      -----
        Total ..........    $147,812     12,496      4,836         24        203
                            ========     ======      =====      =====      =====


                            RyBioTech  RyConsProd   RyElec       RyEn    RyEnSvc
                            ---------  ----------   ------       ----    -------
   1.15%................    $     29          5          2          7        398
   1.30%................        --         --         --         --         --
   1.35%................           6       --            1          1         60
   1.40%................        --         --            1          2          1
   1.55%................        --         --         --         --         --
   1.60%................        --         --         --         --         --
   1.15% EV. . . . . ...        --         --           32       --            1
   1.35% EV. . . . . ...        --         --         --         --         --
   1.40% EV. . . . . ...           5       --            4       --         --
                            --------     ------      -----      -----      -----
        Total ..........    $     40          5         40         10        460
                            ========     ======      =====      =====      =====


                            RyFinSvc       RyHC      RyNet   RyLgCapEuro   RyLgCapJapan
                            --------      ------    -------  -----------   ------------
   1.15%................    $   --           10        195        196        272
   1.30%................        --         --         --         --         --
   1.35%................           1       --         --           53          5
   1.40%................           2       --         --            4       --
   1.55%................        --         --         --            2          1
   1.60%................        --         --         --         --         --
   1.15% EV. . . . . ...          14       --         --          197       --
   1.35% EV. . . . . ...        --         --         --         --         --
   1.40% EV. . . . . ...        --         --         --            6       --
                            --------     ------      -----      -----      -----
        Total ..........    $     17         10        195        458        278
                            ========     ======      =====      =====      =====


                            RyLeisure  RyMedius   RyMekros     RyNova      RyOTC
                            ---------  --------   --------     ------     -------
   1.15%................    $   --          890        883         51         66
   1.30%................        --         --         --         --         --
   1.35%................        --           63        463        472        360
   1.40%................        --            3          2          6          2
   1.55%................        --           18         18          2          2
   1.60%................        --         --         --         --         --
   1.15% EV. . . . . ...          33        202        149        367        165
   1.35% EV. . . . . ...        --         --         --         --         --
   1.40% EV. . . . . ...        --           10         12         12         50
                            --------     ------      -----      -----      -----
        Total ..........    $     33      1,186      1,527        910        645
                            ========     ======      =====      =====      =====


                                 RyPrecMet    RyRE      RyRet     RyTech   RyTele
                                 ---------    ----      -----     ------   ------
   1.15%.....................    $    24       238        10        17      --
   1.30%.....................       --        --        --        --        --
   1.35%.....................          5         1        77         1      --
   1.40%.....................       --           3      --           1         1
   1.55%.....................       --        --        --        --        --
   1.60%.....................          5      --        --        --        --
   1.15% EV..................       --        --        --        --        --
   1.35% EV..................       --        --        --        --        --
   1.40% EV..................          3         2         3         6       --
                                --------    ------     -----     -----     -----
        Total ...............   $     37       244        90        25         1
                                ========    ======     =====     =====     =====



                                 RyTitan500  RyTrans   RyGvtBd    RyUrsa    RyUtil
                                 ----------  -------   -------    ------    ------
   1.15%.....................    $ 1,305      --          13        12        29
   1.30%.....................       --        --        --        --        --
   1.35%.....................          2         1       142       125         3
   1.40%.....................       --        --           2      --           2
   1.55%.....................       --        --        --        --        --
   1.60%.....................          5      --        --        --        --
   1.15% EV..................       --        --         123       699      --
   1.35% EV..................       --        --        --           2      --
   1.40% EV..................       --        --           3         4         1
                                --------    ------     -----     -----     -----
        Total ...............    $ 1,312         1       283       842        35
                                ========    ======     =====     =====     =====


                                 RyVel100  SBSFFundVal  SBSFIHiGr   SBTSIntEq  SBTSIncGro
                                 --------  -----------  ---------   ---------  ----------
   1.15%.....................    $ 9,396        --        --           --        --
   1.30%.....................       --         2,145        11        1,889     2,294
   1.35%.....................          3        --        --           --        --
   1.40%.....................          1        --        --           --        --
   1.55%.....................       --          --        --           --        --
   1.60%.....................          5        --        --           --        --
   1.15% EV. . . . . ........         14        --        --           --        --
   1.35% EV. . . . . ........       --          --        --           --        --
   1.40% EV. . . . . ........       --          --        --           --        --
                                -------      ------    ------        -----     -----
        Total ...............   $ 9,419       2,145        11        1,889     2,294
                                =======      ======    ======        =====     =====


                                 SBTSMMkt  SBVAFincGro  SBVAFResAcct   SBVAFUSGovHQ
                                 --------  -----------  ------------   ------------
   1.15%.....................    $  --        --            --              --
   1.30%.....................        186    99,428           417           5,780
   1.35%.....................       --        --            --              --
   1.40%.....................       --        --            --              --
   1.55%.....................       --        --            --              --
   1.60%.....................       --        --            --              --
   1.15% EV .................       --        --            --              --
   1.35% EV .................       --        --            --              --
   1.40% EV .................       --        --            --              --
                                 -------    ------         -----           -----
       Total  ...............    $   186    99,428           417           5,780
                                 =======    ======         =====           =====


(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-4
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


(4)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate and total return for each of the periods in the five year period ended December 31, 2001.


                                                              CONTRACT                       UNIT            CONTRACT
                                                            EXPENSE RATE*       UNITS      FAIR VALUE      OWNERS' EQUITY
                                                          ----------------      -----      ----------      --------------
Nationwide(R) SAT - Money Market Fund II
   2001  . . . . . . . . . . . . . . . . . . . . . . . .    1.15%              530,489   $  9.994345      $    5,301,890
                                                            1.35%              231,499      9.989354           2,312,525
                                                            1.40%                1,107      9.988107              11,057
                                                            1.55%               12,134      9.984357             121,150
                                                            1.60%               56,720      9.983107             566,242
                                                            1.15%  EV(***)     467,267      9.983277           4,664,856
                                                            1.35%  EV(***)      69,623      9.978288             694,718
                                                            1.40%  EV(***)      11,143      9.977040             111,174

Rydex Variable Trust - Arktos Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .    1.35%                3,558      6.913138              24,597

Rydex Variable Trust - Banking Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .    1.15%                8,875     10.302548              91,435
                                                            1.35%                  110     10.297402               1,133
                                                            1.40%                  103     10.296117               1,061

Rydex Variable Trust - Basic Materials Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .    1.35%                  46      11.129631                 512
                                                            1.40%                 146      11.128236               1,625

Rydex Variable Trust - Biotechnology Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .    1.15%               1,266      11.436499              14,479
                                                            1.35%               1,959      11.430800              22,393
                                                            1.40%                 134      11.429374               1,532

Rydex Variable Trust - Consumer Products Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .    1.35%                 109      10.350821               1,128

Rydex Variable Trust - Electronics Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .    1.15%               1,725      14.145323              24,401
                                                            1.35%               2,357      14.138282              33,324
                                                            1.40%                  99      14.136521               1,400

Rydex Variable Trust - Energy Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .    1.35%                  62      10.308511                 639
                                                            1.40%                 382      10.307222               3,937

Rydex Variable Trust - Energy Services Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .    1.15%               1,613      12.680697              20,454
                                                            1.35%              31,791      12.674381             402,931
                                                            1.40%                  73      12.672797                 925


                                                                TOTAL
                                                              RETURN**
                                                             ---------
Nationwide(R) SAT - Money Market Fund II
   2001  . . . . . . . . . . . . . . . . . . . . . . . .   -0.06% 10/2/2001
                                                           -0.11% 10/2/2001
                                                           -0.12% 10/2/2001
                                                           -0.16% 10/2/2001
                                                           -0.17% 10/2/2001
                                                           -0.17% 10/2/2001
                                                           -0.22% 10/2/2001
                                                           -0.23% 10/2/2001

Rydex Variable Trust - Arktos Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .  -30.87% 10/2/2001

Rydex Variable Trust - Banking Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .    3.03% 10/2/2001
                                                            2.97% 10/2/2001
                                                            2.96% 10/2/2001

Rydex Variable Trust - Basic Materials Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .   11.30% 10/2/2001
                                                           11.28% 10/2/2001

Rydex Variable Trust - Biotechnology Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .   14.36% 10/2/2001
                                                           14.31% 10/2/2001
                                                           14.29% 10/2/2001

Rydex Variable Trust - Consumer Products Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .    3.51% 10/2/2001

Rydex Variable Trust - Electronics Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .   41.45% 10/2/2001
                                                           41.38% 10/2/2001
                                                           41.37% 10/2/2001

Rydex Variable Trust - Energy Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .    3.09% 10/2/2001
                                                            3.07% 10/2/2001

Rydex Variable Trust - Energy Services Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .   26.81% 10/2/2001
                                                           26.74% 10/2/2001
                                                           26.73% 10/2/2001

                                                           CONTRACT                              UNIT            CONTRACT
                                                         EXPENSE RATE*        UNITS            FAIR VALUE     OWNERS' EQUITY
                                                         -------------        -----            ----------     --------------
Rydex Variable Trust - Financial Services Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .    1.35%                 62           10.470367             649
                                                            1.40%                204           10.469059           2,136
                                                            1.15%  EV***       3,113           10.464092          32,575

Rydex Variable Trust - Health Care Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .    1.35%                 23             9.834431            226

Rydex Variable Trust - Internet Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .    1.40%                 47            13.997818            658

Rydex Variable Trust - Large-Cap Europe Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .   1.35%               3,473            11.051567         38,382
                                                           1.40%                 355            11.050187          3,923
                                                           1.15%  EV***       31,468            11.045715        347,587

Rydex Variable Trust - Leisure Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .    1.35%                  3            11.684721             35
                                                            1.15%  EV***       3,226            11.678821         37,676

Rydex Variable Trust - Medius Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .    1.15%                488            12.344390          6,024
                                                            1.35%              4,619            12.338242         56,990
                                                            1.40%                230            12.336701          2,837
                                                            1.55%              2,334            12.332082         28,783
                                                            1.15%  EV***      27,466            12.332371        338,721
                                                            1.40%  EV***         308            12.324685          3,796

Rydex Variable Trust - Mekros Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .    1.15%            590,486            12.712705      7,506,674
                                                            1.35%             39,436            12.706376        501,089
                                                            1.40%                148            12.704790          1,880
                                                            1.55%              2,216            12.700033         28,143
                                                            1.15%  EV***      18,619            12.700637        236,473
                                                            1.40%  EV***         338            12.692721          4,290

Rydex Variable Trust - Nova Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .    1.15%              4,062            11.256940         45,726
                                                            1.35%             20,129            11.251326        226,478
                                                            1.40%                637            11.249920          7,166
                                                            1.15%  EV***      56,072            11.245498        630,558
                                                            1.40%  EV***         364            11.238490          4,091

Rydex Variable Trust - OTC Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .    1.15%              4,802            13.502288         64,838
                                                            1.35%              3,441            13.495576         46,438
                                                            1.40%                185            13.493894          2,496
                                                            1.15%  EV***      20,906            13.490707        282,037
                                                            1.40%  EV***       2,624            13.482308         35,378

                                                                  TOTAL
                                                                 RETURN**
                                                               ------------
Rydex Variable Trust - Financial Services Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .      4.70% 10/2/2001
                                                              4.69% 10/2/2001
                                                              4.64% 10/2/2001

Rydex Variable Trust - Health Care Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .      -1.66% 10/2/2001

Rydex Variable Trust - Internet Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .      39.98% 10/2/2001

Rydex Variable Trust - Large-Cap Europe Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .      10.52% 10/2/2001
                                                               1.50% 10/2/2001
                                                              10.46% 10/2/2001

Rydex Variable Trust - Leisure Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .      16.85% 10/2/2001
                                                              16.79% 10/2/2001

Rydex Variable Trust - Medius Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .     23.44% 10/2/2001
                                                             23.38% 10/2/2001
                                                             23.37% 10/2/2001
                                                             23.32% 10/2/2001
                                                             23.32% 10/2/2001
                                                             23.25% 10/2/2001

Rydex Variable Trust - Mekros Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .     27.13% 10/2/2001
                                                             27.06% 10/2/2001
                                                             27.05% 10/2/2001
                                                             27.00% 10/2/2001
                                                             27.01% 10/2/2001
                                                             26.93% 10/2/2001

Rydex Variable Trust - Nova Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .     12.57% 10/2/2001
                                                             12.51% 10/2/2001
                                                             12.50% 10/2/2001
                                                             12.45% 10/2/2001
                                                             12.38% 10/2/2001

Rydex Variable Trust - OTC Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .     35.02% 10/2/2001
                                                             34.96% 10/2/2001
                                                             34.94% 10/2/2001
                                                             34.91% 10/2/2001
                                                             34.82% 10/2/2001

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-4
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                                     CONTRACT                            UNIT
                                                                                  EXPENSE RATE*       UNITS           FAIR VALUE
                                                                                  ---------------     -----           ----------
Rydex Variable Trust - Precious Metals Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.15%           4,868           9.447667
                                                                                      1.35%               9           9.442946
                                                                                      1.60%           1,056           9.437023

Rydex Variable Trust - Real Estate Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.15%           4,763          10.467730
                                                                                      1.35%              58          10.462506
                                                                                      1.40%             441          10.461197
                                                                                      1.40%  EV***      310          10.449756

Rydex Variable Trust - Retailing Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.35%          37,537          11.829843
                                                                                      1.35%  EV***   21,254          11.817858

Rydex Variable Trust - Technology Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.15%           2,627          13.340880
                                                                                      1.35%           1,644          13.334237
                                                                                      1.40%              75          13.332580

Rydex Variable Trust - Telecommunications Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.35%              58          10.243535
                                                                                      1.40%              81          10.242254

Rydex Variable Trust - Titan 500 Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.35%             171          11.647173
                                                                                      1.40%              59          11.645722
                                                                                      1.60%             825          11.639900

Rydex Variable Trust - Transportation Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.35%              27          12.050818
                                                                                      1.40%             134          12.049309

Rydex Variable Trust - U.S. Government Bond Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.35%          13,050           9.655322
                                                                                      1.40%             379           9.654115
                                                                                      1.15%  EV***   22,637           9.649531

Rydex Variable Trust - Ursa Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.15%             625           9.076802
                                                                                      1.35%           5,864           9.072262

Rydex Variable Trust - Utilities Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.35%           1,745           9.336544
                                                                                      1.40%             597           9.335363
                                                                                      1.15%  EV***    3,662           9.330350
                                                                                      1.40%  EV***      397           9.324510



                                                                                       CONTRACT             TOTAL
                                                                                     OWNERS' EQUITY         RETURN**
                                                                                     -------------         ----------
Rydex Variable Trust - Precious Metals Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      45,991         -5.52% 10/2/2001
                                                                                          85         -5.57% 10/2/2001
                                                                                       9,965         -5.63% 10/2/2001

Rydex Variable Trust - Real Estate Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      49,858          4.68% 10/2/2001
                                                                                         607          4.63% 10/2/2001
                                                                                       4,613          4.61% 10/2/2001
                                                                                       3,239          4.50% 10/2/2001

Rydex Variable Trust - Retailing Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     444,057         18.30% 10/2/2001
                                                                                     251,177         18.18% 10/2/2001

Rydex Variable Trust - Technology Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      35,046         33.41% 10/2/2001
                                                                                      21,921         33.34% 10/2/2001
                                                                                       1,000         33.33% 10/2/2001

Rydex Variable Trust - Telecommunications Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         594          2.44% 10/2/2001
                                                                                         830          2.42% 10/2/2001

Rydex Variable Trust - Titan 500 Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,992         16.47% 10/2/2001
                                                                                         687         16.46% 10/2/2001
                                                                                       9,603         16.40% 10/2/2001

Rydex Variable Trust - Transportation Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         325         20.51% 10/2/2001
                                                                                       1,615         20.49% 10/2/2001

Rydex Variable Trust - U.S. Government Bond Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     126,002         -3.45% 10/2/2001
                                                                                       3,659         -3.46% 10/2/2001
                                                                                     218,436         -3.50% 10/2/2001

Rydex Variable Trust - Ursa Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       5,673         -9.23% 10/2/2001
                                                                                      53,200         -9.28% 10/2/2001

Rydex Variable Trust - Utilities Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      16,292         -6.63% 10/2/2001
                                                                                       5,573         -6.65% 10/2/2001
                                                                                      34,168         -6.70% 10/2/2001
                                                                                       3,702         -6.75% 10/2/2001

                                                                                   CONTRACT                           UNIT
                                                                                EXPENSE RATE*       UNITS           FAIR VALUE
                                                                                ---------------     -----           ----------
Rydex Variable Trust - Velocity 100 Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.15%         2,478           15.353386
                                                                                      1.35%            46           15.345752
                                                                                      1.40%            68           15.343843
                                                                                      1.60%           564           15.336192

Greenwich Street Series Fund - Fundamental Value Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%         7,263           19.976587
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%         8,806           21.366726
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%        12,558           17.965910
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%        16,864           14.926907
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%        17,790           14.408364

Greenwich Street Series Fund - Intermediate High Grade Portfolio
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%           623           12.117469
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%         1,363           11.175182
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%         2,790           11.756940
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%        10,572           11.154442

Travelers Series Fund Inc.- Smith Barney International Equity Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%         8,169           10.536594
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%        16,279           15.510953
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%        11,801           20.621439
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%        17,786           12.456037
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%        29,046           11.848492

Travelers Series Fund Inc.- Smith Barney Large Cap Value Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%       432,693           15.308679
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%        11,018           16.890941
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%        11,683           15.129147
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%        15,086           15.325439
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%        49,647           14.137466

Travelers Series Fund Inc.- Smith Barney Money Market Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%        37,571           12.474205
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%         1,148           12.184004
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%        11,647           11.642365
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%        10,146           11.263994
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%        56,760           10.860417

Smith Barney Variable Account Funds - The Income and Growth Portfolio
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%       261,552           33.614278
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%       357,206           29.942972
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%       432,626           31.283174
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%       577,988           28.070505

Smith Barney Variable Account Funds - The Reserve Account Portfolio
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%         2,589           14.384667
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%         3,074           13.874598
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%         4,151           13.595516
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%         6,975           13.898977


                                                                                     CONTRACT             TOTAL
                                                                                   OWNERS' EQUITY        RETURN**
                                                                                   -------------         ----------
Rydex Variable Trust - Velocity 100 Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         38,046         53.53% 10/2/2001
                                                                                            706         53.46% 10/2/2001
                                                                                          1,043         53.44% 10/2/2001
                                                                                          8,650         53.36% 10/2/2001

Greenwich Street Series Fund - Fundamental Value Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        145,090         -6.51%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        188,155         18.93%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        225,616         20.36%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        251,727          3.60%
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        256,325         15.32%

Greenwich Street Series Fund - Intermediate High Grade Portfolio
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          7,549          8.43%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         15,232         -4.95%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         32,802          5.40%
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        117,925          7.25%

Travelers Series Fund Inc.- Smith Barney International Equity Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         86,073        -32.07%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        252,503        -24.78%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        243,354         65.55%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        221,543          5.13%
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        344,151          1.37%

Travelers Series Fund Inc.- Smith Barney Large Cap Value Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      6,623,958         -9.37%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        186,104         11.65%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        176,754         -1.28%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        231,200          8.40%
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        701,883         24.98%

Travelers Series Fund Inc.- Smith Barney Money Market Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        468,668          2.38%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         13,987          4.65%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        135,599          3.36%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        114,284          3.72%
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        616,437          3.72%

Smith Barney Variable Account Funds - The Income and Growth Portfolio
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      8,791,882         12.26%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     10,695,809         -4.28%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     13,533,914         11.44%
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     16,224,415         26.43%

Smith Barney Variable Account Funds - The Reserve Account Portfolio
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         37,242          3.68%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         42,651          2.05%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         56,435         -2.18%
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         96,945          0.05%

                          NATIONWIDE VARIABLE ACCOUNT-4
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                                    CONTRACT                       UNIT
                                                                                 EXPENSE RATE*       UNITS      FAIR VALUE
                                                                                 ---------------     -----      ----------
Smith Barney Variable Account Funds - The U.S. Government/High Quality Securities Portfolio
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%          27,043     16.746912
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%          46,456     16.204257
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%          60,495     16.008820
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%          99,519     16.183499

2001 Reserves for annuity contracts in payout phase:
   Tax qualified . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
   Non-tax qualified . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

2001 Contract owners' equity  .  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .


2000 Reserves for annuity contracts in payout phase:
   Tax qualified . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
   Non-tax qualified . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

2000 Contract owners' equity  . . . . . . . . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . .


1999 Reserves for annuity contracts in payout phase:
   Tax qualified   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
   Non-tax qualified   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

1999 Contract owners' equity  . . . . . . . . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . .



1998 Reserves for annuity contracts in payout phase:
   Tax qualified  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
   Non-tax qualified. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

1998 Contract owners' equity  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .



1997 Reserves for annuity contracts in payout phase:
   Tax qualified  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

1997 Contract owners' equity.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .




                                                                                  CONTRACT          TOTAL
                                                                               OWNERS' EQUITY      RETURN**
                                                                               --------------     ----------
Smith Barney Variable Account Funds - The U.S. Government/High Quality Securities Portfolio
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     452,887        3.35%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     752,785        1.22%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     968,454       -1.08%
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1,610,566        4.06%

2001 Reserves for annuity contracts in payout phase:
   Tax qualified . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         309
   Non-tax qualified . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     124,135
                                                                                 -----------
2001 Contract owners' equity  .  . . . . . . . . . . . . . . . . . . . . . . . . $33,802,859
                                                                                 ===========

2000 Reserves for annuity contracts in payout phase:
   Tax qualified . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,803
   Non-tax qualified . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     165,809
                                                                                 -----------
2000 Contract owners' equity .  . . . . . . . . . . . . . . . . . . . . . . . .. $10,097,920
                                                                                 ===========

1999 Reserves for annuity contracts in payout phase:
   Tax qualified   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       6,198
   Non-tax qualified   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     171,086
                                                                                 -----------
1999 Contract owners' equity  . . . . . . . . . . . . . . . . . . . . . . . . .. $12,465,084
                                                                                 ===========


1998 Reserves for annuity contracts in payout phase:
   Tax qualified  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       11,663
   Non-tax qualified. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      204,063
                                                                                 -----------
1998 Contract owners' equity  . . . . . . . . . . . . . . . . . . . . . . . . .  $15,626,086
                                                                                 ===========


1997 Reserves for annuity contracts in payout phase:
   Tax qualified  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       16,153
                                                                                 -----------
1997 Contract owners' equity.  .  . . . . . . . . . . . . . . . . . . . . . . .  $19,984,801
                                                                                 ===========


* This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units;inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indi- cate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

*** The stated contract expense rate does not include the 45 basis point charge to the contract owner when the extra value option is selected. The total return presented includes the 45 basis point in addition to the stated contract expense rate.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------



The Board of Directors of Nationwide Life Insurance Company and
     Contract Owners of Nationwide Variable Account-4:


     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-4 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2001, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.



KPMG LLP
Columbus, Ohio
February 20, 2002


--------------------------------------------------------------------------------


NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220                                           Bulk Rate
                                                                                                      U.S. Postage
                                                                                                        P A I D
                                                                                                     Columbus, Ohio
                                                                                                     Permit No. 521



Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company